Other financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 1,175,706,699	$ 458,269,843
Other current financial liabilities	185,879,251	101,426,359
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	84,839,970	114,492,596
Other current financial liabilities	134,737,116	76,169,204
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	1,081,682,928	339,740,414
Other current financial liabilities	30,871,086	8,087,630
Derivative not designated as hedges [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	3,753,264	411,954
Derivative designated as hedges [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	9,183,801	4,036,833
Other current financial liabilities	4,605,695	4,776,623
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	$ 11,912,090	$ 11,980,948